Schedule of Weighted Average Number of Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Units excluded from calculation of diluted net earnings (loss)	12,981	12,981	12,981
Class C Units | Deferred Profit Sharing [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Units excluded from calculation of diluted net earnings (loss)	12,981	12,981	12,981